Loans and advances to customers - Schedule of loans and advances to customers in detail by activity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 1,030,724
Refinanced and restructured transactions	19,998
Advances to customers	23,345
Financial assets	283,497	€ 243,203	€ 193,716
Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,054,069	€ 1,036,349	€ 1,036,004
Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	134,197
Refinanced and restructured transactions	3,557
More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	158,685
Refinanced and restructured transactions	1,845
More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	143,623
Refinanced and restructured transactions	1,906
More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	171,173
Refinanced and restructured transactions	1,403
More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	71,601
Refinanced and restructured transactions	4,755
Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	26,902
Public sector | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	73
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	69
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	14
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,540
Public sector | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	27
Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	109,110
Other financial institutions (financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,976
Other financial institutions (financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	985
Other financial institutions (financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	417
Other financial institutions (financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	64,060
Other financial institutions (financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	859
Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	330,025
Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	29,010
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	27,544
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,192
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	47,590
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	28,625
Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	564,687
Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	103,138
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	130,087
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	120,000
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	57,983
Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	42,090
Without collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	351,445
Refinanced and restructured transactions	6,532
Without collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25,179
Without collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	40,813
Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	174,064
Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	111,389
Of which property collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	432,655
Refinanced and restructured transactions	7,594
Of which property collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	169
Of which property collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,306
Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	72,803
Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	357,377
Of which other collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	246,624
Refinanced and restructured transactions	5,872
Of which other collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,554
Of which other collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	65,991
Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	83,158
Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	95,921
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	21,793
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,373
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,984
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,945
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,619
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,905
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,967
Construction and property development | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	18,275
Construction and property development | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,551
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,182
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	77
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	50
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	234
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	666
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	157
Civil engineering construction | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,998
Civil engineering construction | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	80
Civil engineering construction | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,104
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	173,280
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	8,528
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,031
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,125
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	26,178
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	14,193
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	110,225
Large companies | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	20,435
Large companies | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	42,620
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	131,770
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	13,032
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	14,479
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	13,888
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	18,127
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	12,370
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	59,874
SMEs and individual entrepreneurs | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	34,013
SMEs and individual entrepreneurs | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	37,883
Residential | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	350,450
Residential | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	93,356
Residential | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	120,164
Residential | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	107,941
Residential | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25,131
Residential | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,948
Residential | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,910
Residential | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	348,437
Residential | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	103
Consumer loans | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	196,757
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,527
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,273
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	9,520
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	29,171
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	39,537
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	105,729
Consumer loans | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,382
Consumer loans | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	88,646
Other purposes | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	17,480
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	4,255
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,650
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,539
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,681
Other purposes | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	605
Other purposes | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,750
Other purposes | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,558
Other purposes | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 7,172